Investments in Subsidiaries - Subsidiary having Non-controlling Interests that are Material to the Group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure of subsidiaries [line items]
Accumulated balances of material NCI	¥ 2,826,118		¥ 2,756,192		$ 406,525
Profit allocated to material NCI	¥ 117,080	$ 16,841	¥ 135,221	¥ 230,423
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by NCI	23.60%	23.60%	23.60%	23.60%
Accumulated balances of material NCI	¥ 2,627,354		¥ 2,574,669	¥ 2,624,933	$ 377,933
Profit allocated to material NCI	114,700	$ 16,499	153,500	229,231
Dividends paid to material NCI	¥ 103,199	$ 14,845	¥ 203,753	¥ 207,514